Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 1,306	$ 2,879		$ 1,347
Cost of goods sold	(800)	(683)		(322)
Gross profit	506	2,196		1,025
Research and development expenses	1,707	1,641		2,803
Sales and marketing	1,515	2,484	[1]	1,082	[1]
Impairment of intangible assets	1,344	1,042
General and administrative expenses	4,526	3,844	[1],[2]	5,427	[1]
Other income	(1,270)
Operating loss	7,316	6,815		8,287
Equity losses from the investment in MitoCareX	429	210		109
Finance income	(612)	(2,219)		(7,832)
Finance expenses	353	1,055		2,014
Loss before income taxes	7,486	5,861		2,578
Taxes on income	(14)	22		14
Total comprehensive loss	7,472	5,883		2,592
Equity holders of the Company	6,284	5,122		2,592
Non-controlling interests	1,188	761
Profit loss	$ 7,472	$ 5,883		$ 2,592
Basic loss per ordinary share attributable to equity holders of the Company: (in Dollars per share)	$ 1.28	$ 14.43		$ 14.82
Diluted loss per ordinary share attributable to equity holders of the Company: (in Dollars per share)	$ 1.28	$ 14.43		$ 14.82

[1]	Reclassified
[2]	Reclassified